Commitment and Contingencies - Additional Information (Details) - Future proofing plan $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Loss Contingencies [Line Items]
Construction in Progress	$ 91,920
Fixed assets additions	10,066
Expected to incur in the second half of 2019 and the full year of 2020
Loss Contingencies [Line Items]
Construction in Progress	$ 81,854